26. Finance debt (Details 1) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Finance Debt
Short-term debt	$ 2,437	$ 2,206
Current portion of long-term debt	3,391	1,377
Acruedd interest	864	886
Total	$ 6,692	$ 4,469